Other non-current assets	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
B.6. Other non-current assets
Other non-current assets comprise:

(€ million)	June 30, 2026	December 31, 2025
Equity instruments at fair value through other comprehensive income	2,435	2,200
Debt instruments at fair value through other comprehensive income	363	389
Other financial assets at fair value through profit or loss	1,099	1,004
Pre-funded pension obligations	203	194
Long-term prepaid expenses	185	175
Long-term loans and advances and other non-current receivables	421	393
Derivative financial instruments	26	9
Total	4,732	4,364